UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $154,360 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     8242   277309 SH       SOLE                   277309
AMERISTAR CASINOS INC          COM              03070Q101    10491   591022 SH       SOLE                   591022
ASURE SOFTWARE INC             COM              04649U102      152    57617 SH       SOLE                    57617
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     8781   404080 SH       SOLE                   404080
CALAMOS ASSET MGMT INC         CL A             12811R104     5257   316848 SH       SOLE                   316848
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    15160   299437 SH       SOLE                   299437
CHARTER COMMUNICATIONS INC     WARRANTS         16117M131      640    54477 SH       SOLE                    54477
CISCO SYS INC                  COM              17275R102     5407   315300 SH       SOLE                   315300
CVS CAREMARK CORPORATION       COM              126650100     9901   288500 SH       SOLE                   288500
GOOGLE INC                     CL A             38259P508     8215    14000 SH       SOLE                    14000
JOHNSON & JOHNSON              COM              478160104     9527   160800 SH       SOLE                   160800
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    14937   202760 SH       SOLE                   202760
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     1002    62500 SH       SOLE                    62500
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4726    60902 SH       SOLE                    60902
MICROSOFT CORP                 COM              594918104    14599   575000 SH       SOLE                   575000
NII HLDGS INC                  CL B NEW         62913F201    14832   355930 SH       SOLE                   355930
PENN NATL GAMING INC           COM              707569109     9098   245500 SH       SOLE                   245500
PRIMUS TELECOMMUNICATIONS GRP  COM              741929301     1467   100547 SH       SOLE                   100547
SYMANTEC CORP                  COM              871503108     1221    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     6073   376061 SH       SOLE                   376061
WAL MART STORES INC            COM              931142103     4632    89000 SH       SOLE                    89000